UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM ABS-15G

ASSET-BACKED SECURITIZER REPORT

Pursuant to Section 15G of

the Securities Exchange Act of 1934

Angel Oak Mortgage Trust I, LLC

Check the appropriate box to indicate the filing obligation to which this form is intended to satisfy:

☐	Rule 15Ga-1 under the Exchange Act (17 CFR 240.15Ga-1) for the reporting period _______ to __________

Date of Report (Date of earliest event reported): October 4, 2021

(Exact name of securitizer as specified in its charter)

(Commission File Number of securitizer)	(Central Index Key Number of securitizer)

Name and telephone number, including area code, of the person to contact in connection with this filing

Indicate by check mark whether the securitizer has no activity to report for the initial period pursuant to Rule 15Ga-1(c)(1) ☐

Indicate by check mark whether the securitizer has no activity to report for the quarterly period pursuant to Rule 15Ga-1(c)(2)(i) ☐

Indicate by check mark whether the securitizer has no activity to report for the annual period pursuant to Rule 15Ga-1(c)(2)(ii) ☐

☒	Rule 15Ga-2 under the Exchange Act (17 CFR 240.15Ga-2)

Angel Oak Mortgage Trust 2021-6

(Exact name of issuing entity as specified in its charter)

Central Index Key Number of depositor: 0001697970

Central Index Key Number of issuing entity (if applicable):

Central Index Key Number of underwriter (if applicable): ____

Adam Langley, Chief Compliance Officer, (404) 637-0412

Name and telephone number, including area code of the person to contact in connection with this filing

PART I – REPRESENTATION AND WARRANTY INFORMATION

Item 1.01	Initial Filing of Rule 15Ga-1 Representations and Warranties Disclosure

Not applicable.

Item 1.02	Periodic Filing of Rule 15Ga-1 Representations and Warranties Disclosure

Not Applicable.

Item 1.03	Periodic Filing of Rule 15Ga-1 Representations and Warranties Disclosure

Not Applicable.

PART II – FINDINGS AND CONCLUSIONS OF THIRD-PARTY DUE DILIGENCE REPORTS

Item 2.01	Findings and Conclusions of a Third Party Due Diligence Report Obtained by the Issuer

The disclosures required by Rule 15Ga-2 (17 CFR 240.15Ga-2) are attached as Exhibits to this Form ABS-15G. Please see the Exhibit Index for the related information.

Item 2.02	Findings and Conclusions of a Third Party Due Diligence Report Obtained by the Underwriter

Not Applicable.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934, the reporting entity has duly caused this report to be signed on its behalf by the undersigned hereunto duly authorized.

ANGEL OAK MORTGAGE TRUST I, LLC
(Depositor)

By:	/s/ Adam Langley
Name:	Adam Langley
Title:	Chief Compliance Officer

Date: October 4, 2021

EXHIBIT INDEX

99.1	AMC Diligence, LLC (“AMC”) Due Diligence Executive Summary

99.2	AMC Valuation Summary

99.3	AMC Exception Grades

99.4	AMC Rating Agency Grades

99.5	[RESERVED]

99.6	Clayton Series LLC (“Clayton) Due Diligence Narrative Report
99.7	Clayton Loan Level Tape Compare
99.8	Clayton Valuation Summary
99.9	Clayton Waived Conditions Summary
99.10	Clayton Conditions Detail

99.11	Edge Mortgage Advisory Company, LLC (“EdgeMAC”) Due Diligence Executive Summary
99.12	EdgeMAC Exception Report
99.13	EdgeMAC Exception Report - Loan
99.14	EdgeMAC Rating Agency Grades
99.15	[RESERVED]
99.16	[RESERVED]
99.17	EdgeMAC Valuation Summary Report

99.18	Digital Risk, LLC (“Digital Risk”) Executive Summary
99.19	Digital Risk Valuation Report
99.20	Digital Risk Rating Agency Report
99.21	[RESERVED]
99.22	Digital Risk QM Status Report

99.23	Selene Diligence LLC (“Selene”) Due Diligence Review Narrative

99.24	Selene Rating Agency Grading

99.25	Selene Findings Detail

99.26	Selene Valuation Summary

99.27	Selene Data Compare

99.28	Consolidated Analytics, Inc. (“Consolidated”) Executive Summary
99.29	Consolidated Due Diligence Report
99.30	Consolidated Valuation Report
99.31	Consolidated Grading Summary Report
99.32	Consolidated Data Compare Report

99.33	Covius Real Estate Services, LLC (“Covius”) Executive Summary

99.34	Covius Rating Agency Exceptions Matrix

99.35	Covius Rating Agency Grades

99.36	Covius Rating Agency Tape Compare

99.37	Covius Rating Agency Valuation Report

99.38	Infinity IPS, Inc. (“Infinity”) Executive Summary

99.39	Infinity Agency Grade Report

99.40	Infinity Data Compare

99.41	Infinity Disposition and Comments Report

99.42	Infinity Findings Detail Report

99.43	Infinity Valuation Report